Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 1,754,119		¥ 1,922,854			$ 253,383
Impairment loss	0		0
Capitalized developemnt costs gross	¥ 1,754,119		¥ 1,922,854			$ 253,383
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate that would result in an impairment	20.90%		19.20%			20.90%
Pre-tax discount rate applied to cash flow projection	14.20%		13.20%			14.20%
Impairment on goodwill	¥ 0
Long term rates used to extrapolate the budget	1.00%		1.00%			1.00%
Percentage decrease in demand that would result in an impairment	17.50%		10.30%			17.50%
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 174,300		¥ 204,300			$ 25,200
Capitalized developemnt costs gross	346,200		539,600			$ 50,000
Technology Know How [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	47,100	$ 6,800	0
Transfers from development costs to Technology Know-how	¥ 297,500	$ 43,000	¥ 117,600
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	15.20%	15.20%	15.00%
Pre-tax discount rate that would result in an impairment	22.70%		20.30%			22.70%
Estimation of future business projection	The Group performs an annual impairment test on the development costs that are not available for use. In 2025, the Group recognized impairment losses of RMB 70.2 million (US$10.1 million) (2024: RMB 31.1 million; 2023: Nil) in the consolidated statement of profit or loss under “Research and development expenses” in respect of development costs of a discontinued research and development projects. 13.Intangible assets (cont’d)Development costs (cont’d)The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2025, the Group used 5-8 years (2024: 5-8 years) forecast which were based on the updated financial budgets approved by the senior management with no terminal value. Apart from the discontinued R&D projects, there is no impairment charge in relation to the other on-going R&D developments.	The Group performs an annual impairment test on the development costs that are not available for use. In 2025, the Group recognized impairment losses of RMB 70.2 million (US$10.1 million) (2024: RMB 31.1 million; 2023: Nil) in the consolidated statement of profit or loss under “Research and development expenses” in respect of development costs of a discontinued research and development projects. 13.Intangible assets (cont’d)Development costs (cont’d)The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2025, the Group used 5-8 years (2024: 5-8 years) forecast which were based on the updated financial budgets approved by the senior management with no terminal value. Apart from the discontinued R&D projects, there is no impairment charge in relation to the other on-going R&D developments.
Impairment loss	¥ 70,200	$ 10,100	¥ 31,100	¥ 0
Percentage decrease in demand that would result in an impairment	15.50%		27.50%			15.50%
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Impairment on goodwill	¥ 0		¥ 0
Payment for trademark license fee					¥ 169,800
Other On-Going Research and Developments [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	¥ 0